Related party transactions (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2014	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Investee
Related Party Transaction [Line Items]
Ownership percentage		47.00%
Affiliated Entity
Related Party Transaction [Line Items]
Expenses from transactions with related party		$ 0	$ 85	$ 331
Affiliated Entity | Saas Service Agreement
Related Party Transaction [Line Items]
Contract termination notice period	30 days
Revenue from related parties		195	153	128
Expenses from transactions with related party		$ 0	$ 580	$ 592